PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of components of other current assets which are included in the prepaid expenses and other current assets

	As of December 31,
	2014	2015
Receivable from processing agencies (1)	$2,332	$2,329
Prepayment to suppliers	1,166	1,554
Interest receivable	297	—
Rental deposits and prepaid rents	414	218
Staff advance	24	63
Others	956	889

Total	$5,189	$5,053

(1)

Receivables from processing agencies represented cash that had been received from customers but held by the processing agencies as of December 31, 2014 and 2015. The receivables were collected by the Group subsequent to the respective year end.